Cover	Aug. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2026
Entity File Number	1-37897
Entity Registrant Name	VYOME HOLDINGS, INC.
Entity Central Index Key	0001427570
Entity Tax Identification Number	26-1828101
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Harvard Square
Entity Address, Address Line Two	One Mifflin Place
Entity Address, Address Line Three	Suite 400
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	949
Local Phone Number	429-6680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	HIND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false